Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

As of June 30, 2024 and December 31, 2024, prepaid expenses and other current assets, net consisted of the following:

	June 30, 2024	December 31, 2024
	RMB	RMB
Advance to staff	2,087,034	1,852,599
Employee loan	1,900,000	300,000
Government grants receivable	1,800,000	—
Deposits(a)	1,600,863	2,101,464
Value-added tax recoverable	1,210,092	547,764
Prepaid expenses	610,404	4,229,691
Others	629,026	2,492,048
	9,837,419	11,523,566
Less: Provision against other receivables	(351,955)	(351,955)
Total prepayments and other current assets, net	9,485,464	11,171,611

(a)	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.

The movement of the expected credit loss against prepaid expenses and other receivables as of June 30, 2024 and December 31, 2024 is as follows:

	June 30, 2024	December 31, 2024
	RMB	RMB
Beginning balance	264,888	351,955
Addition	87,067	1,800,000
Writing off	-	(1,800,000)
Ending balance	351,955	351,955